SCHEDULE OF RESTRICTED STOCK UNITS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Unvested beginning balance	1,700,000	74,001	102,334
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.24	$ 6.45	$ 5.47
Restricted Stock Units, Vested			(28,333)
Weighted Average Grant Date Fair Value Price, Vested			$ 4.20
Restricted Stock Units, Granted		1,700,000
Weighted Average Grant Date Fair Value Price, Granted		$ 0.24
Restricted Stock Units, Forfeited		(74,001)
Weighted Average Grant Date Fair Value Price, Forfeited		$ 6.45
Restricted Stock Units, Unvested ending balance		1,700,000	74,001
Weighted Average Exercise Price, Outstanding ending balance		$ 0.24	$ 6.45
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Units, Vested	(750,000)
Total unrecognized expense remaining		$ 153,287
Weighted Average Grant Date Fair Value Price, Unvested		$ 0.24
Weighted-average years expected to be recognized over		3 months